Related parties - Summary of Related Parties Participated in Sale of Series F Preferred Shares (Details) - shares	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Number of preferred shares purchased (in shares)		63,857,604
Preference Shares | Alychlo NV
Disclosure Of Transactions Between Related Parties [Line Items]
Number of preferred shares purchased (in shares)	233,580
Preference Shares | Generation IM Sustainable Fund III, L.P
Disclosure Of Transactions Between Related Parties [Line Items]
Number of preferred shares purchased (in shares)	389,300
Preference Shares | Total
Disclosure Of Transactions Between Related Parties [Line Items]
Number of preferred shares purchased (in shares)	622,880